Fair Value and Fair Value Hierarchy of Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Aug. 31, 2018
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of financial liabilities [line items]
Notional amount			$ 5,500			$ 5,500
Interest rate swap contract [member] | Fair value hedges [member] | Interest expense [Member]
Disclosure of financial liabilities [line items]
Gains (losses) on hedging instrument, fair value hedges	$ 40	$ 53	23	$ 9
SCL Senior Notes [Member]
Disclosure of financial liabilities [line items]
Fair value of long-term borrowings		$ 7,770	$ 5,530		$ 7,740